INCOME (EXPENSES) BY NATURE (Tables)	12 Months Ended
Dec. 31, 2025
Analysis of income and expense [abstract]
Disclosure of expenses

	12/31/2025	12/31/2024	12/31/2023
Cost of sales (1)
Personnel expenses	(2,306,054)	(1,741,347)	(1,450,428)
Costs of raw materials, materials and services	(13,934,386)	(11,468,545)	(10,981,883)
Logistics cost	(6,194,178)	(5,186,872)	(4,341,369)
Depreciation, depletion and amortization	(10,210,462)	(8,135,016)	(6,718,474)
Other	(1,244,424)	(869,747)	(1,584,521)
	(33,889,504)	(27,401,527)	(25,076,675)
Selling expenses
Personnel expenses	(375,408)	(330,178)	(281,673)
Services	(244,206)	(247,585)	(173,494)
Logistics cost	(1,511,160)	(1,288,670)	(1,067,031)
Depreciation and amortization	(971,788)	(955,201)	(952,033)
Other (2)	(210,178)	(116,913)	(122,146)
	(3,312,740)	(2,938,547)	(2,596,377)
General and administrative expenses
Personnel expenses	(1,720,229)	(1,661,843)	(1,172,538)
Services	(595,948)	(503,086)	(406,001)
Depreciation and amortization	(129,135)	(143,600)	(118,771)
Other (3)	(344,842)	(311,315)	(225,918)
	(2,790,154)	(2,619,844)	(1,923,228)
Other operating (expenses) income, net
Results from sales of other products, net	44,225	80,005	83,017
Net result on disposal and write-off of non-current assets	(386,396)	(163,033)	(331,285)
Result on fair value adjustment of biological assets	1,516,458	1,431,530	1,989,831
Depreciation, amortization and other PPA realizations (4)	14,127	9,822	468,168
Provision for judicial liabilities	(153,988)	(148,952)	(167,563)
Other operating income (expenses), net	(99,486)	52,201	34,204
	934,940	1,261,573	2,076,372
(i)Includes R$680,209 related to maintenance downtime, costing (R$587,345 as at December 31, 2024 and R$650,592 as at December 31, 2023).
(ii)Includes expected credit losses, insurance, materials for use and consumption, travel, accommodation, trade fairs and events.
(iii)Includes, substantially, corporate expenses, insurance, materials for use and consumption, social programs and donations, travel and accommodation.
(iv)Refers, substantially, to the write-off of contingent liabilities assumed in Fibria's PPA as disclosed in note 20.1.